OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total finance income	$ 5	$ 5	$ 10
Total finance cost	(364)	(221)	(185)
Total other financial results	558	166	(14)
Financial results, net	199	(50)	(189)
Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial interest	2	1
Other interest	3	4	10
Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Financial interests	(304)	(172)	(137)
Commercial interest	(1)	(1)
Fiscal interest	(47)	(38)	(38)
Other interests	(4)	(5)	(3)
Bank and other financial expenses	(8)	(5)	(7)
Other Financial Results [Member]
IfrsStatementLineItems [Line Items]
Foreign currency exchange difference, net	123	80	3
Changes in the fair value of financial instruments	444	110	(15)
(Losses) Gains from present value measurement	(10)	(14)	(1)
Result from exchange of corporate bonds		(14)
Results for the repurchase of corporate bonds	1	6
Other financial results		$ (2)	$ (1)